PROSPECTUS SUPPLEMENT

August 2, 2017

for

The Guardian Investor IISM Variable Annuity

issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information, effective May 1, 2017, should be read in conjunction with the prospectus dated May 1, 2017 (the “Prospectus”) for The Guardian Investor IISM Variable Annuity, a variable annuity contract issued through The Guardian Separate Account R.

1.	The following replaces the title of Appendix B in the Table of Contents of the Prospectus:

Appendix B – Information About Contracts issued with a GLWB Rider Option in Conjunction with Applications Dated Prior to September 1, 2016

2.	The following replaces the heading of the GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER section appearing on page 60 of the Prospectus:

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLBW) RIDER (If your Contract was issued in conjunction with an application dated prior to September 1, 2016, please refer to Appendix B for information regarding your GLWB rider.)

3.	The following statements and chart replace the statements and chart appearing at the top of page 74 of the Prospectus:

For contracts issued in conjunction with applications dated on or after September 1, 2016, the chart below lists the models available to contracts with Guardian Target GLWB options:

During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the following three allocation models:

Fund Name	Growth 70/30	Moderate 60/40	Conservative 40/60
Guardian Large Cap Fundamental Growth VIP Fund	7%	6%	5%
Guardian Large Cap Disciplined Growth VIP Fund	5%	4%	2%
Guardian Large Cap Disciplined Value VIP Fund	9%	8%	6%
Guardian Growth & Income VIP Fund	6%	5%	4%
Guardian Integrated Research VIP Fund	7%	6%	3%
Guardian Diversified Research VIP Fund	7%	7%	4%
Guardian Mid Cap Traditional Growth VIP Fund	5%	4%	3%
Guardian Mid Cap Relative Value VIP Fund	6%	5%	4%
Guardian International Growth VIP Fund	2%	2%	0%
Guardian International Value VIP Fund	7%	5%	5%
Guardian Core Plus Fixed Income VIP Fund	7%	9%	15%
ClearBridge Variable Small Cap Growth Portfolio (Class II)	2%	2%	0%
MFS® Total Return Bond Series (Service Class)	6%	7%	12%
Oppenheimer Global Strategic Income Fund/VA (Service Class)	5%	6%	8%
Oppenheimer Main Street Small Cap Fund/VA (Service Class)	5%	4%	2%
Pioneer Bond VCT Portfolio (Class II)	6%	9%	12%
Putnam VT Small Cap Value Fund (Class IB)	2%	2%	2%
Western Asset Core Plus VIT Portfolio (Class II)	6%	9%	13%

4.	The following replaces the heading and first paragraph of Appendix B appearing at the top of page 115 of the Prospectus:

Appendix B – Information About Contracts issued with a GLWB Rider Option in Conjunction with Applications Dated Prior to September 1, 2016

This Appendix provides information about the GLWB rider options for contracts that were issued in conjunction with applications dated prior to September 1, 2016. You should carefully review your contract, including any attached riders, for complete information on the benefits, conditions and limitations of your contract.

5.	The following statements and chart replace the statements and chart appearing on the top of page 128 of the Prospectus:

For contracts issued in conjunction with applications dated from August 1, 2015 through August 31, 2016, the chart below lists the models available to contracts with Guardian Target GLWB options:

During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the following three allocation models:

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model
Equity
American Century VP Mid Cap Value Fund (Class II)	6%	5%	4%
Columbia Variable Portfolio-Small Cap Value Fund (Class 2)	2%	2%	2%
Fidelity VIP ContraFund® Portfolio (Service Class 2)	5%	4%	2%
Ivy VIP Mid Cap Growth Fund	5%	4%	3%
MFS® New Discovery Series (Service Class)	2%	2%	0%
MFS® Blended Research® Core Equity Portfolio (Service Class)	7%	6%	3%
Oppenheimer Main Street Small Cap Fund®/VA (Service Class)	5%	4%	2%
Pioneer Equity Income VCT Portfolio (Class II)	9%	8%	6%
Putnam VT Equity Income Fund (Class IB)	6%	5%	4%
Putnam VT Investors Fund (Class IB)	7%	7%	4%
T. Rowe Price Blue Chip Growth Portfolio (Class II)	7%	6%	5%

International/Global
Invesco V.I. International Growth Fund (Series II)	2%	2%	0%
Templeton Foreign VIP Fund (Class 2 Shares)	7%	5%	5%
Franklin U.S. Government Securities VIP Fund (Class 2 Shares)	5%	7%	10%

Fixed Income
MFS® Total Return Bond Series (Service Class)	3%	4%	7%
Oppenheimer Global Strategic Income Fund/VA (Service Class)	5%	6%	8%
Pioneer Bond Fund VCT Portfolio (Class II)	5%	6%	9%
Victory INCORE Investment Quality Bond VIP Series	4%	5%	9%
Victory INCORE Low Duration Bond VIP Series	4%	6%	9%
Western Asset Core Plus VIT Portfolio (Class II)	4%	6%	8%

Except as set forth herein, all other provisions of the Prospectus noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST

RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH

THE PROSPECTUS FOR FUTURE REFERENCE.